ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Accounts payable	$ 1,461	$ 973
Accrued liabilities	751	653
Deferred revenue	256	307
Lease liabilities	206	197
Provisions	176	214
Loans and notes payable	134	0
Other liabilities	293	66
Total current	3,277	2,410
Non-current:
Lease liabilities	3,597	1,606
Deferred revenue	467	246
Provisions	423	327
Pension liabilities	315	148
Loans and notes payable	84	99
Other liabilities	311	144
Total non-current	$ 5,197	$ 2,570